Taxes - Summary of Other Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other taxes [line items]
Current assets, other taxes	$ 1,296	$ 1,958
Non-current assets, other taxes	3,540	3,075
Current liabilities, other taxes	3,556	4,548
Non-current liabilities, other taxes	107	86
Brazil [member]
Disclosure of other taxes [line items]
Current assets, other taxes	1,281	1,938
Non-current assets, other taxes	3,526	3,061
Current liabilities, other taxes	3,532	4,520
Non-current liabilities, other taxes	107	86
Brazil [member] | Current / Deferred ICMS (VAT) [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	781	934
Non-current assets, other taxes	700	707
Current liabilities, other taxes	922	1,021
Brazil [member] | Current / Deferred PIS and COFINS [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	442	820
Non-current assets, other taxes	2,668	2,282
Current liabilities, other taxes	309	820
Brazil [member] | CIDE [member]
Disclosure of other taxes [line items]
Current assets, other taxes	22	14
Current liabilities, other taxes	50	104
Brazil [member] | Production taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	1,757	1,605
Brazil [member] | Withholding income taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	308	157
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	2	648
Brazil [member] | Others [member]
Disclosure of other taxes [line items]
Current assets, other taxes	36	170
Non-current assets, other taxes	158	72
Current liabilities, other taxes	184	165
Non-current liabilities, other taxes	107	86
Foreign countries [member]
Disclosure of other taxes [line items]
Current assets, other taxes	15	20
Non-current assets, other taxes	14	14
Current liabilities, other taxes	$ 24	$ 28